Financial Instruments - Schedule of Designated as Hedging Instruments (Details) - 12 months ended Dec. 31, 2024 - Less than 3 months [Member] $ in Thousands	USD ($) shares	COP ($) shares
Schedule of Designated as Hedging Instruments [Line Items]
Settlement Date	Jan. 03, 2024	Jan. 03, 2024
Forward Exchange rate | shares	4,791	4,791
Notional amount (COP)		$ 48,837,000,000
Notional amount (USD)	$ 12,654